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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                 FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

           Read Instructions at end of Form before preparing Form.
                            Please Print or Type

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1. Name and address of issuer:
     NASL Variable Account
     116 Huntington Ave
     Boston, MA 02116

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2. Name of each series or class of funds for which this notice is filed:

     Variable Insurance Contracts

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3. Investment Company Act File Number:   811-4113

Securities Act File Number:  2-93435, 33-9960, 33-28455, 33-49604, 33-55712,
33-76162, 33-76684 and 33-77878

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4. Last day of fiscal year for which this notice is filed: December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the year but before termination of the issuer's 24F-2 declaration:

     Not Applicable       /     /

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable

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7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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9. Number and aggregate sale price of securities sold during the fiscal year:

     64,371,631     $807,542,110

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

     64,371,631     $807,542,110

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

     11,831,609     148,427,533

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
12. Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal           $  807,542,110
     year in reliance on rule 24F-2 (From Item 10):                          --------------

     (ii) Aggregate price of shares issued in connection with                +  148,427,533
     dividend reinvestment plans (from Item 11, if applicable):              --------------

     (iii) Aggregate price of shares redeemed or repurchased                 -  390,629,632
     during fiscal year (if applicable):                                     --------------

     (iv) Aggregate price of shares redeemed or repurchased                  +            0
     and previously applied as a reduction to filing fees pursuant           --------------
     to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during the           565,340,011
     fiscal year in reliance on rule 24f-2  [line (i), plus line (ii),       --------------
     less line (iii), plus line (iv)] if applicable:

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act        x       1/2900
     of 1933 or other applicable law or regulation (See instruction C.6):    --------------


     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:           $   194,946.20
                                                                             --------------


Instruction:  Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and
Other Procedures (17CFR 202.3a):   /x/  *

Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository:                              February 27, 1996

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               NASL Variable Account
               Registrant

By:  North American Security Life Insurance Company
(Depositor)
               Richard C. Hirtle
               -----------------------------
               Richard C. Hirtle
               Sr. Vice President, C.O.O. and Treasurer
               Date:  February 27, 1996

*Fee paid with Rule 24F-2 Filing for Securities Act File Number 2-93435.
This fee also covers Rule 24F-2 Filings for fiscal year ended December 31, 1995 for Securities Act File Numbers 33-9960, 33-28455, 33-49604, 33-55712,
33-76162, 33-76684 and 33-77878.

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February 27, 1996




The Board of Directors
North American Security Life Insurance Company

Dear Directors

This opinion is written in reference to individual flexible purchase payment deferred variable annuity contracts (the "Contracts") issued through the NASL Variable Account by North American Security Life Insurance Company ("the Company") and covered by the Rule 24f-2 notice dated February 27, 1996, to be filed with the Securities and Exchange Commission. I have examined such documents, reviewed such questions of law, and received such certification of facts by a Company officer as I deemed necessary for purposes of this opinion. On the basis of such examination, review and certification, it is my opinion that the Contracts covered by the Rule 24f-2 notice have been legally issued and are binding obligations of the Company. I hereby consent to the filing of this letter with the Rule 24f-2 notice.

Very truly yours,

Betsy Anne Seel
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Betsy Anne Seel
Counsel